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                     STATE STREET RESEARCH PORTFOLIOS, INC.
                               ONE MADISON AVENUE
                              NEW YORK, NY  10010


VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  State Street Research Portfolios, Inc.
     Securities Act of 1933 Registration No. 33-42129
     Investment Company Act File No. 811-6375
     ------------------------------------------------

Commissioners:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), State Street Research Portfolios, Inc. (the "Registrant") hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, constituting the most recent amendment to the Registrant's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 29, 1996.

                                    Very truly yours,

                                    STATE STREET RESEARCH PORTFOLIOS, INC.

                                    By:  /s/ Christopher Nicholas
                                         ------------------------
                                         Secretary

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